Subsequent Events (Details Narrative)	12 Months Ended
	Jun. 30, 2018 USD ($) Integer $ / shares shares	Mar. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Face amount of note			$ 224,000
Subsequent Event [Member]
Face amount of note		$ 233,334
Subsequent Event [Member] | Warrant [Member]
Common stock purchase price per share | $ / shares	$ 0.75
Warrant period	5 years
Warrant to purchase shares of common stock | shares	600,000
Subsequent Event [Member] | Promissory Notes [Member]
Face amount of note	$ 1,320,000
Exchange for cash payment	$ 1,200,000
Interest rate	10.00%
Common stock purchase price per share | $ / shares	$ 0.70
Debt Instrument, Term	12 months
Number of installments | Integer	6
Increased in interest	12.00%
Discount on conversion common stock	20.00%